FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE POLICY
                                    issued by
                           BMA VARIABLE LIFE ACCOUNT A
                                       and
                   BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

                       SUPPLEMENT DATED APRIL 30, 2004 TO
                         PROSPECTUS DATED APRIL 30, 2004

     The following supplements and/or replaces certain information regarding the underlying funds for the Flexible Premium Adjustable Variable Life Insurance Policy (Policy) offered by Business Men's Assurance Company of America (BMA) as Advantage Variable Universal Life contained in your prospectus.

     The Investment Options described in the Prospectus are available for new money, additional Premiums, transfers, Dollar Cost Averaging, Asset Rebalancing and Asset Allocation. The following Investment Options are not available for new money, additional Premiums, transfers, Dollar Cost Averaging, Asset Rebalancing and Asset Allocation.

PLEASE SEE THE ACCOMPANYING FUND PROSPECTUSES FOR INFORMATION REGARDING THE INVESTMENT OPTIONS, INCLUDING A DISCUSSION OF THE INVESTMENT OBJECTIVES, POLICIES, RESTRICTIONS AND RISKS AND THE FEES AND EXPENSES OF EACH INVESTMENT OPTION.

40/86 SERIES TRUST(1)
     Managed By 40/86 Advisors, Inc.(2)
       Equity Portfolio(3)
       Fixed Income Portfolio

(1) Effective September 19, 2003, the Conseco Series Trust name changed to 40/86 Series Trust.

(2) Effective September 17, 2003, Conseco Capital Management, Inc. changed its name to 40/86 Advisors, Inc.

(3) Effective December 1, 2001, the Equity Portfolio is Sub-Advised by Chicago Equity Partners, LLC.

THE ALGER AMERICAN FUND
     Managed By Fred Alger Management, Inc.
       Alger American Small Capitalization Portfolio (Class O)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
     Managed By American Century Investment Management, Inc.
       VP International Fund

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
     Managed By The Dreyfus  Corporation

FEDERATED INSURANCE SERIES
     Managed By Federated Equity Management Company of Pennsylvania
       Sub-Advised by Federated Investment Management Company
       Federated Capital Income Fund II

     Managed By Federated Global Investment Management Corp.
       Federated International Equity Fund II

JANUS ASPEN SERIES (Institutional Shares)
     Managed by Janus Capital Management LLC
        Janus Aspen Series Growth Portfolio
        Janus Aspen Series Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
     Managed By Neuberger Berman Management Inc.
       Limited Maturity Bond Portfolio
       Partners Portfolio

STRONG OPPORTUNITY FUND II, INC.
     Managed By Strong Capital Management, Inc.
       Strong Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.
     Managed By Strong Capital Management, Inc.
       Strong Mid Cap Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST
     Managed By Van Eck Associates Corporation
       Worldwide Emerging Markets Fund
       Worldwide Hard Assets Fund
       Worldwide Real Estate Fund



V1135 (R4-04)